Other Balance Sheet Components - Schedule of Other Non-current Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Assets, Noncurrent [Abstract]
Deferred contract costs		$ 347	$ 71
Restricted cash	$ 13,205	415	513
Other non-current assets		177	178
Other long term assets including restricted cash		$ 939	$ 762